Income tax and deferred taxes - Current and Non-Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense [Line Items]
Current tax assets	$ 637,033	$ 224,914
Non-current tax assets	59,541	127,114
Monthly provisional income tax payments, Chilean companies
Major Components Of Tax Expense [Line Items]
Current tax assets	584,382	894
Monthly provisional income tax payments, foreign companies
Major Components Of Tax Expense [Line Items]
Current tax assets	26,741	96,906
Corporate tax credits
Major Components Of Tax Expense [Line Items]
Current tax assets	1,918	653
1st category tax absorbed by tax losses
Major Components Of Tax Expense [Line Items]
Current tax assets	1,872	169
Taxes in recovery process
Major Components Of Tax Expense [Line Items]
Current tax assets	22,120	126,292
Non current tax receivable (see note 20.3)
Major Components Of Tax Expense [Line Items]
Non-current tax assets	$ 59,541	$ 127,114